Other Financial and Non-Financial Assets - Summary of Other Financial and Non-Financial Assets (Detail) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets		€ 7,948	€ 5,461
Current Financial Assets		545	220
Total		8,493	5,681
Non-current Non-Financial Assets		0	0
Non-current Financial Assets	[1]	1,200	449
Total		1,200	449
Advance payments
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets		5,887	625
Non-current Non-Financial Assets		0	0
Tax receivables
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets		1,125	2,166
Non-current Non-Financial Assets		0	0
Prepaid expenses
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets		737	2,238
Non-current Non-Financial Assets		0	0
Deferred capital raise preparation costs
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets		82	0
Non-current Non-Financial Assets		0	0
Other
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets		117	433
Non-current Non-Financial Assets		0	0
Receivables from suppliers
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets		357	48
Non-current Financial Assets		0	0
Receivables from funded projects
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets		188	0
Non-current Financial Assets		0	0
Security deposits
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets		0	0
Non-current Financial Assets		1,200	449
Embedded derivative
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets		0	172
Non-current Financial Assets		€ 0	€ 0

[1]	(1) Referred to as “Other non-current financial assets" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.